SCHEDULE V-VALUATION AND QUALIFYING ACCOUNTS (Details) (Allowance for uncollectible reinsurance, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Allowance for uncollectible reinsurance
Allowance for uncollectible reinsurance
Balance at beginning of period	$ 26,900	$ 29,620	$ 29,211
Amounts charged to expense		(1,865)	1,002
Amounts recovered (written off)	(496)	(855)	(593)
Balance at end of period	$ 26,404	$ 26,900	$ 29,620